Acquisitions - Schedule of Purchase Price (Detail) - USD ($) $ in Thousands	Nov. 07, 2016	Apr. 24, 2015	Jan. 30, 2015
Allied [Member]
Consideration for the acquisition
Cash	$ 62,319
Purchase price	$ 62,319
Landshire [Member]
Consideration for the acquisition
Cash			$ 41,552
Other accrued liabilities			19,293
Purchase price			$ 60,845
Better Bakery [Member]
Consideration for the acquisition
Cash		$ 30,931
Purchase price		$ 30,931